Accounts payable and accrued liabilities (Accounts payable and accrued liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 129,832	$ 99,847
Non-trade payables	121,644	108,856
Payables due to related parties [notes 24, 31]	367,559	368,847
Total	$ 619,035	$ 577,550